CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
(a)	Cash and cash equivalents

	2018	2017
Cash	287,491	277,500
Cash equivalents	4,097,838	6,585,184

Total	4,385,329	6,862,684

	2018	2017
Repurchase agreements	2,742,731	6,225,547
Private securities
Bank certificates of deposit (CDBs)	301,632	348,318
Time deposits	154,514	1,307
Other	3,888	10,012

Cash equivalents	4,097,838	6,585,184

(b)	Short-term investments

	2018	2017
Private securities	213,653	114,839
Government securities	25,309	21,447

Total	238,962	136,286

Current	201,975	21,447
Non-current	36,987	114,839